UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche LifeCompass Retirement Fund

	Shares	Value ($)

Equity - Equity Funds 43.4%
Deutsche Capital Growth Fund "Institutional" (a)	4,677	366,863
Deutsche Core Equity Fund "Institutional" (a)	232,894	6,017,974
Deutsche EAFE Equity Index Fund "Institutional" (a)	96,456	1,405,365
Deutsche Emerging Markets Equity Fund "Institutional" (a)	62,095	1,058,719
Deutsche Equity 500 Index Fund "Institutional" (a)	23,875	5,455,534
Deutsche Global Equity Fund "Institutional"* (a)	84,706	731,856
Deutsche Global Growth Fund "Institutional" (a)	8,656	263,055
Deutsche Global Infrastructure Fund "Institutional" (a)	187,180	2,747,796
Deutsche Global Small Cap Fund "Institutional" (a)	23,319	1,018,562
Deutsche Latin America Equity Fund "S" (a)	1,504	32,059
Deutsche Real Estate Securities Fund "Institutional" (a)	111,918	2,562,930
Deutsche Real Estate Securities Income Fund "Institutional" (a)	7,928	78,882
Deutsche Small Cap Core Fund "S" (a)	54,765	1,513,171
Deutsche Small Cap Growth Fund "S" (a)	6,193	203,986
Deutsche Small Cap Value Fund "Institutional" (a)	2,574	70,002
Deutsche World Dividend Fund "Institutional" (a)	17,235	503,257

Total Equity - Equity Funds (Cost $18,568,040)		24,030,011
Equity - Exchange-Traded Funds 5.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	3,800	112,404
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	1,300	57,785
iShares MSCI Pacific ex Japan Fund	13,500	621,405
SPDR Barclays Convertible Securities Fund	41,438	2,039,164
SPDR S&P Emerging Asia Pacific Fund	1,700	156,842

Total Equity - Exchange-Traded Funds (Cost $2,727,501)		2,987,600
Fixed Income - Bond Funds 46.8%
Deutsche Core Plus Income Fund "Institutional" (a)	425,311	4,597,615
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	200,270	2,683,614
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	168,290	1,664,385
Deutsche Enhanced Global Bond Fund "S" (a)	167,157	1,516,111
Deutsche Floating Rate Fund "Institutional" (a)	82,881	766,653
Deutsche Global Inflation Fund "Institutional" (a)	700,150	6,980,496
Deutsche High Income Fund "Institutional" (a)	237,919	1,149,147
Deutsche Short Duration Fund "S" (a)	349,617	3,136,062
Deutsche U.S. Bond Index Fund "Institutional" (a)	343,522	3,418,043

Total Fixed Income - Bond Funds (Cost $27,096,759)		25,912,126
Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $739,606)	79,419	684,594
Fixed Income - Money Market Fund 3.5%
Central Cash Management Fund, 0.09% (a) (c) (Cost $1,949,712)	1,949,712	1,949,712

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $51,081,618) †	100.4	55,564,043
Other Assets and Liabilities, Net	(0.4)	(201,319)

Net Assets	100.0	55,362,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $51,299,628.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,264,415.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,985,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,721,101.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2015 is as follows:

Affiliate	Value ($) at August 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2015
Deutsche Capital Growth Fund	641,929	49,406	318,800	97,960	1,408	47,998	366,863
Deutsche Core Equity Fund	6,177,909	457,399	774,700	48,909	36,718	346,481	6,017,974
Deutsche Core Fixed Income Fund	4,377,913	—	4,325,167	59,121	6,066	—	—
Deutsche Core Plus Income Fund	1,748,726	4,445,728	1,524,900	(15,574)	120,561	—	4,597,615
Deutsche Diversified Market Neutral Fund	740,050	100	56,300	(6,268)	—	—	684,594
Deutsche EAFE Equity Index Fund	1,941,743	48,795	503,700	39,460	48,795	—	1,405,365
Deutsche Emerging Markets Equity Fund	1,176,057	25,900	89,100	(6,813)	12,200	—	1,058,719
Deutsche Enhanced Commodity Strategy Fund	2,761,320	306,290	17,000	(8,949)	90,690	—	2,683,614
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,955,982	58,970	183,800	(3,974)	58,970	—	1,664,385
Deutsche Enhanced Global Bond Fund	1,757,452	72,005	172,400	(13,999)	55,206	16,799	1,516,111
Deutsche Equity 500 Index Fund	6,036,150	317,258	924,900	209,972	141,425	175,833	5,455,534
Deutsche Floating Rate Fund	1,285,864	25,867	526,100	(10,854)	25,867	—	766,653
Deutsche Global Equity Fund	766,989	14,600	60,200	(1,962)	—	—	731,856
Deutsche Global Growth Fund	294,761	9,149	39,800	(125)	2,449	—	263,055
Deutsche Global Inflation Fund	6,751,774	497,399	83,300	(1,812)	76,899	—	6,980,496
Deutsche Global Infrastructure Fund	2,414,164	528,037	17,300	(902)	21,890	118,647	2,747,796
Deutsche Global Small Cap Fund	1,181,144	120,196	205,600	(25,619)	11,458	84,838	1,018,562
Deutsche High Income Fund	856,200	462,697	126,400	(5,445)	50,197	—	1,149,147
Deutsche Latin America Equity Fund	71,887	3,407	23,600	(785)	647	2,060	32,059
Deutsche Real Estate Securities Fund	2,350,462	346,585	78,900	898	38,879	161,206	2,562,930
Deutsche Real Estate Securities Income Fund	72,603	14,814	500	(32)	2,661	4,753	78,882
Deutsche Short Duration Fund	3,833,068	102,979	724,900	(14,650)	68,679	—	3,136,062
Deutsche Small Cap Core Fund	1,744,276	89,766	333,700	62,069	—	89,766	1,513,171
Deutsche Small Cap Growth Fund	226,041	21,253	43,200	(4,112)	—	21,253	203,986
Deutsche Small Cap Value Fund	81,191	6,620	15,300	(11,209)	166	6,454	70,002
Deutsche U.S. Bond Index Fund	4,904,031	171,258	1,558,600	(61,574)	102,640	68,455	3,418,043
Deutsche World Dividend Fund	826,111	11,003	297,500	(15,333)	11,003	—	503,257
Deutsche X-trackers MSCI Europe Hedged Equity ETF	117,305	—	12,885	(859)	3,720	11	112,404
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	10,985	(118)	5,486	—	57,785
Central Cash Management Fund	740,018	8,490,456	7,280,762	—	—	—	1,949,712
Total	57,002,448	16,697,937	20,330,299	307,421	994,680	1,144,554	52,746,632

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$24,030,011	$—	$—	$24,030,011
Exchange-Traded Funds	2,987,600	—	—	2,987,600
Bond Funds	25,912,126	—	—	25,912,126
Market Neutral Fund	684,594	—	—	684,594
Money Market Fund	1,949,712	—	—	1,949,712

Total	$55,564,043	$—	$—	$55,564,043

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass Retirement Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015